VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
July 31, 2023 (unaudited)

Par
(000's) Value
CORPORATE BONDS : 98.0%
Argentina : 1.0%
MercadoLibre, Inc.
3.12%, 01/14/31 USD 25 $ 20,101
Pampa Energia SA 144A
7.50%, 01/24/27 USD 50 47,902
9.12%, 04/15/29 USD 25 24,395
Telecom Argentina SA 144A
8.00%, 07/18/26 USD 50 46,581
Transportadora de Gas del
Sur SA 144A
6.75%, 05/02/25 USD 25 23,775
YPF Energia Electrica SA
144A
10.00%, 07/25/26 USD 35 33,383
YPF SA 144A
6.95%, 07/21/27 USD 50 42,560
7.00%, 09/30/33 (s) USD 50 39,013
7.00%, 12/15/47 USD 25 17,669
8.50%, 03/23/25 USD 25 23,999
8.50%, 07/28/25 USD 75 70,504
9.00%, 02/12/26 (s) USD 42 42,194
9.00%, 06/30/29 (s) USD 75 71,484
503,560
Australia : 0.7%
FMG Resources August 2006
Pty Ltd. 144A
4.38%, 04/01/31 USD 100 86,110
4.50%, 09/15/27 USD 25 23,401
6.12%, 04/15/32 USD 100 96,108
Infrabuild Australia Pty Ltd.
144A
12.00%, 10/01/24 USD 30 29,192
Mineral Resources Ltd. 144A
8.12%, 05/01/27 USD 100 100,214
Nufarm Australia Ltd. /
Nufarm Americas, Inc.
144A
5.00%, 01/27/30 USD 30 26,716
361,741
Austria : 0.4%
ams-OSRAM AG 144A
7.00%, 07/31/25 USD 100 87,863
Benteler International AG
144A
10.50%, 05/15/28 † USD 100 101,626
189,489
Belgium : 0.2%
Ontex Group NV Reg S
3.50%, 07/15/26 EUR 100 100,677
Underline
Bermuda : 0.1%
Digicel Group Holdings Ltd.
144A
8.00%, 04/01/25 USD 63 27,700
Investment Energy
Resources Ltd. 144A
6.25%, 04/26/29 USD 50 46,913
74,613
Par
(000’s) Value
Brazil : 5.8%
Adecoagro SA 144A
6.00%, 09/21/27 USD 50 $ 47,906
Amaggi Luxembourg
International Sarl 144A
5.25%, 01/28/28 USD 50 46,487
Arcos Dorados Holdings, Inc.
144A
5.88%, 04/04/27 USD 105 104,007
B3 SA - Brasil Bolsa Balcao
144A
4.12%, 09/20/31 USD 50 42,812
Banco Bradesco SA 144A
3.20%, 01/27/25 USD 100 95,825
Banco BTG Pactual SA 144A
4.50%, 01/10/25 USD 100 97,119
Banco do Brasil SA 144A
4.62%, 01/15/25 USD 50 48,924
Banco Votorantim SA 144A
4.38%, 07/29/25 USD 100 96,272
Braskem Idesa SAPI 144A
7.45%, 11/15/29 USD 75 51,589
Braskem Netherlands
Finance BV 144A
8.50% (US Treasury
Yield Curve Rate T 5
Year+8.22%), 01/23/81 USD 50 50,497
BRF SA 144A
4.88%, 01/24/30 USD 100 83,459
Cemig Geracao e
Transmissao SA 144A
9.25%, 12/05/24 USD 50 50,362
Centrais Eletricas Brasileiras
SA 144A
4.62%, 02/04/30 USD 100 87,075
Cosan Luxembourg SA 144A
5.50%, 09/20/29 USD 50 46,575
7.00%, 01/20/27 USD 50 50,224
CSN Inova Ventures 144A
6.75%, 01/28/28 USD 100 94,867
Embraer Netherlands
Finance BV
5.40%, 02/01/27 USD 75 73,600
Embraer Netherlands
Finance BV 144A
6.95%, 01/17/28 USD 50 50,772
FS Luxembourg Sarl 144A
10.00%, 12/15/25 USD 50 51,560
Globo Comunicacao e
Participacoes SA 144A
4.88%, 01/22/30 USD 100 83,863
Guara Norte Sarl 144A
5.20%, 06/15/34 USD 88 78,987
Itau Unibanco Holding SA
144A
3.25%, 01/24/25 USD 25 24,124
3.88% (US Treasury
Yield Curve Rate T 5
Year+3.45%), 04/15/31 USD 25 23,294

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Brazil (continued)
4.50% (US Treasury
Yield Curve Rate T 5
Year+2.82%), 11/21/29 USD 50 $ 48,225
4.62% (US Treasury
Yield Curve Rate T 5
Year+3.22%), 12/31/99 (o) USD 50 40,000
Klabin Austria GmbH 144A
5.75%, 04/03/29 USD 50 49,150
7.00%, 04/03/49 USD 50 49,582
MARB BondCo Plc 144A
3.95%, 01/29/31 USD 100 74,136
MV24 Capital BV 144A
6.75%, 06/01/34 USD 84 77,720
Natura Cosmeticos SA 144A
4.12%, 05/03/28 † USD 100 88,165
NBM US Holdings, Inc. 144A
7.00%, 05/14/26 USD 50 49,040
Nexa Resources SA 144A
6.50%, 01/18/28 USD 100 97,680
Petrobras Global Finance BV
5.09%, 01/15/30 USD 50 46,825
5.30%, 01/27/25 USD 100 99,197
5.60%, 01/03/31 † USD 50 47,982
5.62%, 05/20/43 USD 25 21,855
5.75%, 02/01/29 USD 50 48,878
6.00%, 01/27/28 † USD 50 49,735
6.75%, 01/27/41 USD 50 48,090
6.75%, 06/03/50 † USD 50 45,877
6.85%, 06/05/15 † USD 100 89,050
6.88%, 01/20/40 USD 25 24,462
6.90%, 03/19/49 USD 50 47,171
7.25%, 03/17/44 USD 50 50,053
7.38%, 01/17/27 USD 25 25,970
8.75%, 05/23/26 USD 50 53,680
Rede D'or Finance Sarl 144A
4.50%, 01/22/30 USD 100 86,928
Rumo Luxembourg Sarl
144A
5.25%, 01/10/28 USD 50 47,650
Ultrapar International SA
144A
5.25%, 10/06/26 USD 50 48,493
Unigel Luxembourg SA 144A
8.75%, 10/01/26 USD 50 17,004
Usiminas International Sarl
144A
5.88%, 07/18/26 USD 50 48,654
XP, Inc. 144A
3.25%, 07/01/26 USD 50 44,769
3,046,221
British Virgin Islands : 0.2%
New Metro Global Ltd. Reg S
4.50%, 05/02/26 USD 200 82,330
Sino-Ocean Land Treasure
Finance II Ltd. Reg S
5.95%, 02/04/27 USD 200 19,461
101,791
Par
(000’s) Value
Bulgaria : 0.2%
Bulgarian Energy Holding
EAD Reg S
3.50%, 06/28/25 EUR 100 $ 106,203
Underline
Burkina Faso : 0.0%
IAMGOLD Corp. 144A
5.75%, 10/15/28 † USD 25 19,281
Underline
Canada : 7.6%
1011778 BC ULC / New Red
Finance, Inc. 144A
3.50%, 02/15/29 USD 65 57,178
3.88%, 01/15/28 USD 75 68,755
4.00%, 10/15/30 USD 175 150,544
4.38%, 01/15/28 USD 25 23,123
5.75%, 04/15/25 USD 25 24,869
Air Canada
4.62%, 08/15/29 CAD 50 34,283
Air Canada 144A
3.88%, 08/15/26 USD 25 23,223
4.62%, 08/15/29 † CAD 125 85,707
Algonquin Power & Utilities
Corp.
4.75% (US Treasury
Yield Curve Rate T 5
Year+3.25%), 01/18/82 USD 50 40,392
AltaGas Ltd.
7.35% (Generic Canadian 5
Year+4.54%), 08/17/82 CAD 25 18,415
ATS Automation Tooling
Systems, Inc. 144A
4.12%, 12/15/28 USD 25 22,386
Azure Power Solar Energy
Private Ltd. 144A
5.65%, 12/24/24 USD 50 43,437
Baffinland Iron Mines Corp.
/ Baffinland Iron Mines LP
144A
8.75%, 07/15/26 USD 50 48,582
Baytex Energy Corp. 144A
8.50%, 04/30/30 USD 50 50,712
8.75%, 04/01/27 USD 40 41,029
Bombardier, Inc. 144A
7.12%, 06/15/26 USD 50 49,650
7.50%, 03/15/25 USD 87 87,611
7.50%, 02/01/29 USD 75 74,372
7.88%, 04/15/27 USD 100 99,774
Brookfield Property Finance
ULC
3.93%, 08/24/25 CAD 50 35,275
3.93%, 01/15/27 CAD 50 33,276
Brookfield Residential
Properties, Inc. /
Brookfield Residential US
LLC 144A
6.25%, 09/15/27 USD 100 92,543
Capital Power Corp.
7.95% (Generic Canadian 5
Year+5.34%), 09/09/82 CAD 50 37,406

Par
(000’s) Value
Canada (continued)
Cascades, Inc./Cascades USA
Inc 144A
5.38%, 01/15/28 USD 25 $ 23,575
Corus Entertainment, Inc.
Reg S
5.00%, 05/11/28 CAD 75 39,815
Eldorado Gold Corp. 144A
6.25%, 09/01/29 † USD 50 44,849
Emera, Inc.
6.75% (ICE LIBOR USD 3
Month+5.44%), 06/15/76 USD 75 73,216
Empire Communities Corp.
144A
7.00%, 12/15/25 † USD 25 24,059
Enerflex Ltd. 144A
9.00%, 10/15/27 USD 40 40,294
First Quantum Minerals Ltd.
144A
8.62%, 06/01/31 USD 100 102,500
Garda World Security Corp.
144A
6.00%, 06/01/29 USD 50 41,658
9.50%, 11/01/27 † USD 25 24,502
GFL Environmental, Inc.
144A
3.50%, 09/01/28 USD 25 22,273
3.75%, 08/01/25 USD 50 47,841
4.25%, 06/01/25 USD 50 48,542
4.38%, 08/15/29 USD 25 22,317
4.75%, 06/15/29 USD 25 22,828
5.12%, 12/15/26 USD 75 73,006
Gibson Energy, Inc.
2.85%, 07/14/27 CAD 25 17,217
3.60%, 09/17/29 CAD 75 51,423
goeasy Ltd. 144A
4.38%, 05/01/26 † USD 25 22,887
5.38%, 12/01/24 USD 25 24,398
Hudbay Minerals, Inc. 144A
4.50%, 04/01/26 USD 50 47,477
Intelligent Packaging Ltd.
Finco, Inc. / Intelligent
Packaging Ltd Co.-Issuer
LLC 144A
6.00%, 09/15/28 USD 40 35,497
Inter Pipeline Ltd.
6.88% (Canada
Bankers' Acceptances 3
Month+5.01%), 03/26/79 CAD 65 46,604
Jones Deslauriers Insurance
Management, Inc. 144A
8.50%, 03/15/30 USD 50 51,046
Keyera Corp.
6.88% (Canada
Bankers' Acceptances 3
Month+5.17%), 06/13/79 CAD 75 53,700
Laurentian Bank of Canada
5.09% (Canada
Bankers' Acceptances 3
Month+2.42%), 06/15/32 CAD 25 17,913
Par
(000’s) Value
Canada (continued)
Lightstream Resources Ltd.
144A
8.62%, 02/01/20 (d) *∞ USD 256 $ 0
Mattamy Group Corp. 144A
4.62%, 03/01/30 USD 50 43,917
5.25%, 12/15/27 USD 25 23,665
MEG Energy Corp. 144A
5.88%, 02/01/29 USD 50 47,978
7.12%, 02/01/27 USD 25 25,367
Mercer International, Inc.
5.12%, 02/01/29 † USD 50 41,009
Methanex Corp.
5.12%, 10/15/27 USD 50 47,247
5.25%, 12/15/29 USD 50 45,818
New Gold, Inc. 144A
7.50%, 07/15/27 USD 25 23,926
Northriver Midstream
Finance LP 144A
5.62%, 02/15/26 USD 50 47,830
NOVA Chemicals Corp. 144A
4.25%, 05/15/29 † USD 50 41,609
5.00%, 05/01/25 USD 25 24,033
5.25%, 06/01/27 USD 75 67,622
Open Text Corp. 144A
3.88%, 02/15/28 USD 100 89,048
3.88%, 12/01/29 USD 50 42,339
Parkland Corp.
6.00%, 06/23/28 CAD 50 36,855
Parkland Corp. 144A
4.50%, 10/01/29 USD 100 88,337
5.88%, 07/15/27 USD 50 48,699
Pembina Pipeline Corp.
4.80% (Generic Canadian 5
Year+4.17%), 01/25/81 CAD 50 30,961
Precision Drilling Corp. 144A
7.12%, 01/15/26 USD 50 49,588
Rogers Communications, Inc.
5.00% (Generic Canadian 5
Year+3.58%), 12/17/81 CAD 75 52,134
Rogers Communications,
Inc. 144A
5.25% (US Treasury
Yield Curve Rate T 5
Year+3.59%), 03/15/82 USD 50 46,164
SIG Combibloc PurchaseCo
Sarl Reg S
2.12%, 06/18/25 EUR 100 106,378
SNC-Lavalin Group, Inc.
7.00%, 06/12/26 CAD 50 38,583
Strathcona Resources Ltd.
144A
6.88%, 08/01/26 † USD 50 43,959
Superior Plus LP / Superior
General Partner, Inc. 144A
4.50%, 03/15/29 USD 75 65,997
Taseko Mines Ltd. 144A
7.00%, 02/15/26 † USD 25 23,164
Teine Energy Ltd. 144A

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Canada (continued)
6.88%, 04/15/29 USD 25 $ 23,127
Telesat Canada / Telesat LLC
144A
5.62%, 12/06/26 USD 25 15,025
Terraform Global Operating
LP 144A
6.12%, 03/01/26 USD 25 24,444
Titan Acquisition Ltd. / Titan
Co.-Borrower LLC 144A
7.75%, 04/15/26 USD 50 46,501
TransAlta Corp.
7.75%, 11/15/29 USD 50 51,931
Trivium Packaging Finance
BV Reg S
3.75%, 08/15/26 EUR 100 101,908
Vermilion Energy, Inc. 144A
5.62%, 03/15/25 USD 25 24,539
6.88%, 05/01/30 USD 25 23,204
Videotron Ltd.
3.12%, 01/15/31 CAD 50 29,683
4.50%, 01/15/30 CAD 75 50,071
5.62%, 06/15/25 CAD 75 56,550
Videotron Ltd. 144A
3.62%, 06/15/28 CAD 100 66,273
4,017,462
Cayman Islands : 0.9%
Arabian Centres Sukuk II Ltd.
144A
5.62%, 10/07/26 USD 100 92,523
Banco do Brasil SA 144A
3.25%, 09/30/26 USD 50 46,073
4.88%, 01/11/29 USD 50 47,396
CT Trust 144A
5.12%, 02/03/32 USD 100 83,244
Dar Al-Arkan Sukuk Co. Ltd.
Reg S
7.75%, 02/07/26 USD 200 200,643
469,879
Chile : 0.3%
Latam Airlines Group SA
144A
13.38%, 10/15/29 USD 100 109,565
VTR Comunicaciones SpA
144A
5.12%, 01/15/28 USD 100 59,142
168,707
China : 1.8%
Bank of Communications Co.
Ltd. Reg S
3.80% (US Treasury
Yield Curve Rate T 5
Year+3.35%), 12/31/99 (o) USD 200 191,856
Country Garden Holdings
Co. Ltd. Reg S
3.30%, 01/12/31 USD 200 27,960
Fortune Star BVI Ltd. Reg S
5.95%, 10/19/25 USD 200 171,070
Global Aircraft Leasing Co.
Ltd. 144A
Par
(000’s) Value
China (continued)
6.50%, 09/15/24 USD 119 $ 112,227
Industrial & Commercial
Bank of China Ltd. Reg S
3.20% (US Treasury
Yield Curve Rate T 5
Year+2.37%), 12/31/99 (o) USD 500 466,505
969,618
Colombia : 2.6%
Banco de Bogota SA 144A
6.25%, 05/12/26 USD 100 97,164
Bancolombia SA
4.62% (US Treasury
Yield Curve Rate T 5
Year+2.94%), 12/18/29 USD 50 44,181
Ecopetrol SA
4.12%, 01/16/25 USD 75 72,577
4.62%, 11/02/31 USD 75 59,790
5.38%, 06/26/26 † USD 100 96,331
5.88%, 05/28/45 USD 125 90,107
5.88%, 11/02/51 † USD 50 34,751
6.88%, 04/29/30 USD 125 117,881
7.38%, 09/18/43 USD 50 43,778
8.62%, 01/19/29 USD 100 103,075
8.88%, 01/13/33 USD 100 102,659
Empresas Publicas de
Medellin ESP 144A
4.25%, 07/18/29 USD 75 61,122
Gran Tierra Energy
International Holdings Ltd.
144A
6.25%, 02/15/25 USD 25 21,703
Grupo Aval Ltd. 144A
4.38%, 02/04/30 USD 100 81,716
Millicom International
Cellular SA 144A
5.12%, 01/15/28 USD 5 4,843
6.25%, 03/25/29 USD 54 49,450
Orazul Energy Peru SA 144A
5.62%, 04/28/27 USD 50 45,246
Telecomunicaciones
Digitales SA 144A
4.50%, 01/30/30 USD 100 85,445
Telefonica Celular del
Paraguay SA 144A
5.88%, 04/15/27 USD 100 94,366
Termocandelaria Power Ltd.
144A
7.88%, 01/30/29 USD 78 71,945
1,378,130
Costa Rica : 0.2%
Instituto Costarricense de
Electricidad 144A
6.38%, 05/15/43 USD 100 84,770
Underline
Cyprus : 0.2%
MHP Lux SA 144A
6.95%, 04/03/26 USD 50 28,870
Vivion Investments Sarl
Reg S

Par
(000’s) Value
Cyprus (continued)
3.00%, 08/08/24 EUR 100 $ 93,198
122,068
Czech Republic : 0.7%
Allwyn International AS Reg
S
3.88%, 02/15/27 EUR 200 208,106
CPI Property Group SA Reg S
4.88% (EUR Swap Annual 5
Year+4.94%), 12/31/99 (o) EUR 100 40,060
EP Infrastructure AS Reg S
1.70%, 07/30/26 EUR 100 95,087
343,253
Finland : 0.1%
SBB Treasury Oyj Reg S
1.12%, 11/26/29 EUR 100 62,054
Underline
France : 9.2%
Accor SA Reg S
3.00%, 02/04/26 EUR 100 106,690
Altice France SA 144A
5.12%, 01/15/29 † USD 75 52,344
5.12%, 07/15/29 USD 200 140,255
5.50%, 10/15/29 USD 50 35,548
Altice France SA Reg S
5.88%, 02/01/27 EUR 100 85,550
Atos SE Reg S
1.75%, 05/07/25 EUR 100 87,507
Banijay Entertainment SASU
144A
5.38%, 03/01/25 USD 100 97,840
CAB Selas Reg S
3.38%, 02/01/28 EUR 100 94,442
Casino Guichard Perrachon
SA Reg S
4.05%, 08/05/26 EUR 100 2,337
CGG SA 144A
8.75%, 04/01/27 † USD 100 84,635
Chrome Bidco SASU Reg S
3.50%, 05/31/28 EUR 100 96,313
Constellium SE 144A
3.75%, 04/15/29 † USD 100 87,043
eircom Finance DAC Reg S
3.50%, 05/15/26 EUR 100 104,432
Electricite de France SA Reg
S
3.38% (EUR Swap Annual 5
Year+3.97%), 12/31/99 (o) EUR 200 174,679
4.00% (EUR Swap Annual 6
Year+3.44%), 12/31/99 (o) EUR 200 215,422
5.00% (EUR Swap
Annual 12 Year+3.04%),
12/31/99 (o) EUR 100 106,764
5.38% (EUR Swap
Annual 12 Year+3.79%),
01/29/49 (o) EUR 100 108,370
6.00% (GBP OIS SONIA
13Y+4.23%), 12/29/49 (o) GBP 100 119,812
Elis SA Reg S
1.62%, 04/03/28 EUR 100 99,157
Par
(000’s) Value
France (continued)
Emeria SASU Reg S
3.38%, 03/31/28 EUR 100 $ 86,835
Eramet SA Reg S
5.88%, 05/21/25 EUR 100 111,754
Forvia Reg S
2.38%, 06/15/27 EUR 100 100,332
2.62%, 06/15/25 EUR 100 107,044
2.75%, 02/15/27 EUR 100 102,407
7.25%, 06/15/26 EUR 100 115,925
Getlink SE Reg S
3.50%, 10/30/25 EUR 100 108,521
Iliad Holding SASU 144A
6.50%, 10/15/26 USD 200 191,852
7.00%, 10/15/28 USD 100 93,974
Iliad Holding SASU Reg S
5.12%, 10/15/26 EUR 100 107,216
iliad SA Reg S
5.38%, 06/14/27 EUR 100 110,652
La Poste SA Reg S
3.12% (EUR Swap Annual 5
Year+2.44%), 12/31/99 (o) EUR 100 102,967
Loxam SAS Reg S
3.25%, 01/14/25 EUR 100 108,764
Matterhorn Telecom SA
Reg S
3.12%, 09/15/26 EUR 100 104,425
Paprec Holding SA Reg S
4.00%, 03/31/25 EUR 100 108,908
Picard Groupe SAS Reg S
3.88%, 07/01/26 EUR 100 103,910
RCI Banque SA Reg S
2.62% (EUR Swap Annual 5
Year+2.85%), 02/18/30 EUR 100 103,896
Renault SA Reg S
1.00%, 11/28/25 EUR 50 51,894
1.25%, 06/24/25 EUR 100 104,058
2.38%, 05/25/26 EUR 100 104,385
Rexel SA Reg S
2.12%, 06/15/28 EUR 100 99,089
SPCM SA Reg S
2.62%, 02/01/29 EUR 100 97,499
Tereos Finance Groupe I SA
Reg S
7.50%, 10/30/25 EUR 100 113,147
Valeo Reg S
1.00%, 08/03/28 EUR 100 92,400
5.38%, 05/28/27 EUR 100 111,947
Vallourec SA Reg S
8.50%, 06/30/26 EUR 100 111,168
Veolia Environnement SA
Reg S
2.25% (EUR Swap Annual 5
Year+2.71%), 12/31/99 (o) EUR 100 100,929
2.50% (EUR Swap Annual 5
Year+2.84%), 12/31/99 (o) EUR 100 92,818
4,847,856
Germany : 5.3%
Agps Bondco Plc Reg S

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Germany (continued)
6.00%, 08/05/25 EUR 100 $ 36,412
Bayer AG Reg S
2.38% (EUR Swap Annual 5
Year+2.65%), 11/12/79 EUR 200 206,163
Bertelsmann SE & Co. KGaA
Reg S
3.50% (EUR Swap Annual 5
Year+3.21%), 04/23/75 EUR 100 101,647
Cheplapharm Arzneimittel
GmbH Reg S
4.38%, 01/15/28 EUR 100 102,513
Commerzbank AG Reg S
4.00%, 03/23/26 EUR 150 162,579
4.00%, 03/30/27 EUR 50 54,304
4.00% (EUR Swap Annual 5
Year+4.35%), 12/05/30 EUR 100 104,950
Deutsche Lufthansa AG
0.25%, 09/06/24 EUR 100 106,396
Deutsche Lufthansa AG
Reg S
3.00%, 05/29/26 EUR 100 105,076
3.75%, 02/11/28 EUR 100 104,690
Douglas GmbH Reg S
6.00%, 04/08/26 EUR 100 104,602
Evonik Industries AG Reg S
1.38% (EUR Swap Annual 5
Year+1.84%), 09/02/81 EUR 100 91,855
Gruenenthal GmbH Reg S
3.62%, 11/15/26 EUR 100 105,407
IHO Verwaltungs GmbH
144A
4.75%, 09/15/26 USD 200 184,403
6.00%, 05/15/27 USD 100 94,815
Infineon Technologies AG
Reg S
3.62% (EUR Swap Annual 5
Year+4.00%), 12/31/99 (o) EUR 100 101,818
Mahle GmbH Reg S
2.38%, 05/14/28 EUR 100 90,132
Nidda Healthcare Holding
GmbH Reg S
7.50%, 08/21/26 EUR 100 110,472
RWE AG Reg S
6.62% (USD Swap Semi
30/360 10 Year+4.52%),
07/30/75 USD 100 100,099
Schaeffler AG Reg S
2.88%, 03/26/27 EUR 50 52,918
3.38%, 10/12/28 EUR 100 102,151
Tele Columbus AG Reg S
3.88%, 05/02/25 EUR 100 69,186
thyssenkrupp AG Reg S
2.50%, 02/25/25 EUR 50 54,042
ZF Europe Finance BV Reg S
2.00%, 02/23/26 EUR 100 102,407
3.00%, 10/23/29 EUR 100 96,172
ZF Finance GmbH Reg S
3.00%, 09/21/25 EUR 100 105,980
Par
(000’s) Value
Germany (continued)
ZF North America Capital,
Inc. 144A
4.75%, 04/29/25 USD 125 $ 121,656
2,772,845
Ghana : 0.3%
Kosmos Energy Ltd. 144A
7.12%, 04/04/26 USD 100 94,012
Tullow Oil Plc 144A
7.00%, 03/01/25 USD 100 64,132
158,144
Greece : 1.2%
Alpha Services and Holdings
SA Reg S
5.50% (EUR Swap Annual 5
Year+5.82%), 06/11/31 EUR 100 100,498
Eurobank SA Reg S
2.00% (EUR Swap Annual 1
Year+2.40%), 05/05/27 EUR 100 97,549
Mytilineos Financial Partners
SA Reg S
2.50%, 12/01/24 EUR 100 107,555
National Bank of Greece SA
Reg S
2.75% (EUR Swap Annual 5
Year+3.30%), 10/08/26 EUR 100 103,790
Piraeus Financial Holdings
SA Reg S
5.50% (EUR Swap Annual 5
Year+5.77%), 02/19/30 EUR 100 102,323
Public Power Corp. SA Reg S
4.38%, 03/30/26 EUR 100 107,467
619,182
Guatemala : 0.2%
Central American Bottling
Corp. / CBC Bottling
Holdco SL / Beliv Holdco
SL 144A
5.25%, 04/27/29 USD 100 92,342
Underline
Hong Kong : 1.5%
Agile Group Holdings Ltd.
Reg S
7.88% (US Treasury
Yield Curve Rate T 5
Year+11.29%), 12/31/99 (o) USD 200 15,600
Bank of East Asia Ltd. Reg S
5.83% (US Treasury
Yield Curve Rate T 5
Year+5.53%), 12/31/99 (o) USD 250 221,300
Melco Resorts Finance Ltd.
144A
4.88%, 06/06/25 USD 100 95,546
5.38%, 12/04/29 USD 100 85,499
5.62%, 07/17/27 USD 50 45,887
5.75%, 07/21/28 USD 50 44,756
RKPF Overseas 2020 A Ltd.
Reg S
5.20%, 01/12/26 USD 200 93,194
Studio City Finance Ltd. 144A

Par
(000’s) Value
Hong Kong (continued)
5.00%, 01/15/29 USD 100 $ 77,145
6.50%, 01/15/28 USD 100 86,750
765,677
India : 1.4%
ABJA Investment Co. Pte Ltd.
Reg S
5.95%, 07/31/24 USD 100 99,727
Delhi International Airport
Ltd. 144A
6.45%, 06/04/29 USD 100 94,720
Jaguar Land Rover
Automotive Plc Reg S
6.88%, 11/15/26 EUR 100 114,320
Network i2i Ltd. 144A
5.65% (US Treasury
Yield Curve Rate T 5
Year+4.28%), 12/31/99 (o) USD 100 98,400
Periama Holdings LLC Reg S
5.95%, 04/19/26 USD 200 192,422
ReNew Power Pvt Ltd. 144A
5.88%, 03/05/27 USD 91 85,199
Vedanta Resources Ltd. 144A
6.12%, 08/09/24 USD 50 32,608
717,396
Indonesia : 0.7%
Adaro Indonesia PT 144A
4.25%, 10/31/24 USD 100 96,347
Bakrie Telecom Pte Ltd.
Reg S
11.50%, 05/07/15 (d) * USD 150 1,219
Cikarang Listrindo Tbk PT
144A
4.95%, 09/14/26 USD 100 95,163
Indika Energy Capital III Pte
Ltd. 144A
5.88%, 11/09/24 USD 100 97,834
Medco Bell Pte Ltd. 144A
6.38%, 01/30/27 USD 100 94,100
384,663
Ireland : 1.0%
AerCap Global Aviation Trust
144A
6.50% (Term SOFR USD 3
Month+4.56%), 06/15/45 USD 50 48,874
AerCap Holdings NV
5.88% (US Treasury
Yield Curve Rate T 5
Year+4.54%), 10/10/79 USD 50 48,407
Ardagh Packaging Finance
Plc / Ardagh Holdings USA,
Inc. Reg S
4.75%, 07/15/27 GBP 100 104,418
C&W Senior Financing DAC
144A
6.88%, 09/15/27 USD 100 90,886
Permanent TSB Group
Holdings Plc Reg S
3.00% (EUR Swap Annual 5
Year+3.22%), 08/19/31 EUR 100 96,392
Par
(000’s) Value
Ireland (continued)
Virgin Media Vendor
Financing Notes III DAC
Reg S
4.88%, 07/15/28 GBP 150 $ 158,162
547,139
Israel : 1.4%
Leviathan Bond Ltd. 144A
Reg S
6.12%, 06/30/25 USD 25 24,563
6.50%, 06/30/27 USD 25 24,250
6.75%, 06/30/30 USD 50 47,105
Teva Pharmaceutical Finance
Co. LLC
6.15%, 02/01/36 USD 75 68,122
Teva Pharmaceutical Finance
Netherlands II BV
6.00%, 01/31/25 EUR 100 112,147
Teva Pharmaceutical Finance
Netherlands II BV Reg S
1.12%, 10/15/24 EUR 100 105,576
Teva Pharmaceutical Finance
Netherlands III BV
3.15%, 10/01/26 USD 200 181,121
4.10%, 10/01/46 USD 125 82,062
6.75%, 03/01/28 † USD 75 74,487
7.12%, 01/31/25 USD 25 25,155
744,588
Italy : 7.1%
Abertis Infraestructuras
Finance BV Reg S
3.25% (EUR Swap Annual 5
Year+3.69%), 12/31/99 (o) EUR 100 101,151
Banca IFIS SpA Reg S
6.12%, 01/19/27 EUR 100 110,855
Banca Monte dei Paschi di
Siena SpA Reg S
3.62%, 09/24/24 EUR 150 161,283
Banca Popolare di Sondrio
SPA Reg S
1.25% (EUR Swap Annual 1
Year+1.60%), 07/13/27 EUR 100 98,688
Banco BPM SpA Reg S
0.88%, 07/15/26 EUR 100 100,423
3.25% (EUR Swap Annual 5
Year+3.80%), 01/14/31 EUR 100 102,056
4.88%, 01/18/27 EUR 100 111,518
5.00% (EUR Swap Annual 5
Year+5.42%), 09/14/30 EUR 100 108,775
BPER Banca Reg S
1.38% (Euribor 3 Month
ACT/360+1.75%), 03/31/27 EUR 100 102,564
1.88%, 07/07/25 EUR 100 105,555
Iccrea Banca SpA Reg S
2.12% (Euribor 3 Month
ACT/360+2.28%), 01/17/27 EUR 100 101,992
IMA Industria Macchine
Automatiche SpA 144A
3.75%, 01/15/28 EUR 100 101,054

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Italy (continued)
Infrastrutture Wireless
Italiane SpA Reg S
1.88%, 07/08/26 EUR 100 $ 103,180
Intesa Sanpaolo SpA 144A
4.20% (US Treasury
Yield Curve Rate T 1
Year+2.60%), 06/01/32 USD 25 19,270
4.95% (US Treasury
Yield Curve Rate T 1
Year+2.75%), 06/01/42 USD 25 16,732
5.71%, 01/15/26 USD 75 72,448
Intesa Sanpaolo SpA Reg S
2.85%, 04/23/25 EUR 100 107,343
2.92%, 10/14/30 EUR 100 95,210
3.93%, 09/15/26 EUR 100 108,678
Intesa Sanpaolo Vita SpA
Reg S
4.75% (Euribor 6 Month
ACT/360+4.82%),
12/31/49 (o) EUR 100 108,346
Lottomatica SpA/Roma Reg S
7.12%, 06/01/28 EUR 100 113,453
Mundys SpA Reg S
1.88%, 07/13/27 EUR 100 99,369
1.88%, 02/12/28 EUR 100 96,337
Poste Italiane SpA Reg S
2.62% (EUR Swap Annual 5
Year+2.68%), 12/31/99 (o) EUR 100 85,393
SACE SPA Reg S
3.88% (EUR Swap
Annual 10 Year+3.19%),
02/10/49 (o) EUR 100 101,206
Telecom Italia Capital SA
6.38%, 11/15/33 USD 150 127,084
7.72%, 06/04/38 USD 100 88,974
Telecom Italia Finance SA
7.75%, 01/24/33 EUR 100 114,091
Telecom Italia SpA Reg S
1.62%, 01/18/29 EUR 100 84,348
2.38%, 10/12/27 EUR 100 93,544
3.00%, 09/30/25 EUR 100 104,543
3.62%, 05/25/26 EUR 100 104,263
Telecom Italia SpA/Milano
Reg S
6.88%, 02/15/28 EUR 100 109,453
Terna - Rete Elettrica
Nazionale Reg S
2.38% (EUR Swap Annual 5
Year+2.12%), 12/31/99 (o) EUR 100 95,142
UniCredit SpA 144A
5.46% (US Treasury
Yield Curve Rate T 5
Year+4.75%), 06/30/35 USD 75 65,510
UniCredit SpA Reg S
2.00% (EUR Swap Annual 5
Year+2.40%), 09/23/29 EUR 200 210,811
Webuild SpA Reg S
5.88%, 12/15/25 EUR 100 109,903
3,740,545
Par
(000’s) Value
Japan : 1.9%
Rakuten Group, Inc. 144A
5.12% (US Treasury
Yield Curve Rate T 5
Year+4.58%), 12/31/99 (o)
† USD 100 $ 69,500
6.25% (US Treasury
Yield Curve Rate T 5
Year+4.96%), 12/31/99 (o) USD 150 76,875
10.25%, 11/30/24 † USD 75 74,968
SoftBank Group Corp. Reg S
3.12%, 09/19/25 EUR 100 104,905
4.75%, 09/19/24 USD 200 195,000
5.00%, 04/15/28 EUR 100 106,327
5.12%, 09/19/27 USD 200 188,177
6.88% (USISOA05+4.85%),
12/31/99 (o) USD 200 195,680
1,011,432
Jersey, Channel Islands : 0.7%
eG Global Finance Plc 144A
6.75%, 02/07/25 USD 200 197,264
G City Europe Ltd. Reg S
4.25%, 09/11/25 EUR 100 97,059
Petrofac Ltd. 144A
9.75%, 11/15/26 † USD 100 77,613
371,936
Luxembourg : 5.8%
Acu Petroleo Luxembourg
Sarl 144A
7.50%, 01/13/32 USD 49 43,948
Adler Financing Sarl
12.50%, 06/30/25 EUR 75 85,114
Agps Bondco Plc Reg S
5.00%, 01/14/29 EUR 100 29,327
AI Candelaria Spain SA 144A
7.50%, 12/15/28 USD 66 61,744
Albion Financing 1 Sarl /
Aggreko Holdings, Inc.
144A
6.12%, 10/15/26 † USD 100 94,346
Altice Financing SA 144A
5.00%, 01/15/28 USD 250 194,280
Altice Financing SA Reg S
3.00%, 01/15/28 EUR 100 82,248
Altice France Holding SA
144A
6.00%, 02/15/28 USD 75 27,990
10.50%, 05/15/27 USD 150 63,654
Altice France Holding SA
Reg S
8.00%, 05/15/27 EUR 100 43,551
Altice France SA 144A
5.50%, 01/15/28 USD 100 73,485
8.12%, 02/01/27 USD 100 81,920
Altice France SA Reg S
3.38%, 01/15/28 EUR 100 77,640
ARD Finance SA Reg S
5.00%, 06/30/27 EUR 100 86,448

Par
(000’s) Value
Luxembourg (continued)
Ardagh Packaging Finance
Plc / Ardagh Holdings USA,
Inc. 144A
4.12%, 08/15/26 USD 150 $ 140,649
5.25%, 08/15/27 † USD 125 107,446
Arena Luxembourg Finance
Sarl Reg S
1.88%, 02/01/28 EUR 100 92,445
Cidron Aida Finco Sarl Reg S
5.00%, 04/01/28 EUR 100 100,619
Cirsa Finance International
Sarl Reg S
4.50%, 03/15/27 EUR 100 101,988
Codere Finance 2
Luxembourg SA Reg S
11.00%, 09/30/26 EUR 26 23,757
Consolidated Energy Finance
SA 144A
5.62%, 10/15/28 USD 100 86,433
CSN Resources SA 144A
4.62%, 06/10/31 USD 100 79,304
Energian Israel Finance Ltd.
144A Reg S
4.88%, 03/30/26 USD 35 32,756
5.38%, 03/30/28 USD 50 45,458
5.88%, 03/30/31 USD 35 30,697
Engineering - Ingegneria
Informatica - SpA Reg S
5.88%, 09/30/26 EUR 100 101,846
Eurofins Scientific SE Reg S
3.25% (Euribor 3 Month
ACT/360+2.67%),
12/31/99 (o) EUR 100 101,529
Herens Midco Sarl Reg S
5.25%, 05/15/29 EUR 100 59,671
Kenbourne Invest SA 144A
4.70%, 01/22/28 † USD 50 36,005
MC Brazil Downstream
Trading Sarl 144A
7.25%, 06/30/31 USD 97 62,816
Millicom International
Cellular SA 144A
4.50%, 04/27/31 USD 100 79,663
Minerva Luxembourg SA
144A
4.38%, 03/18/31 USD 50 40,850
Movida Europe SA 144A
5.25%, 02/08/31 USD 25 20,629
Petrorio Luxembourg
Trading Sarl 144A
6.12%, 06/09/26 USD 50 48,851
Rossini Sarl Reg S
6.75%, 10/30/25 EUR 100 111,315
Stena International SA 144A
6.12%, 02/01/25 USD 100 98,229
Summer BC Holdco B Sarl
Reg S
5.75%, 10/31/26 EUR 100 98,736
Par
(000’s) Value
Luxembourg (continued)
Telenet Finance Luxembourg
Notes Sarl Reg S
3.50%, 03/01/28 EUR 100 $ 103,628
TK Elevator Midco GmbH
Reg S
4.38%, 07/15/27 EUR 100 100,738
TK Elevator US Newco, Inc.
144A
5.25%, 07/15/27 USD 100 93,619
3,045,372
Malta : 0.2%
VistaJet Malta Finance Plc
/ Vista Management
Holding, Inc. 144A
6.38%, 02/01/30 USD 50 42,391
7.88%, 05/01/27 † USD 50 46,422
88,813
Mauritius : 0.8%
Azure Power Energy Ltd.
144A
3.58%, 08/19/26 USD 45 34,862
CA Magnum Holdings 144A
5.38%, 10/31/26 USD 100 93,250
Greenko Power II Ltd. 144A
4.30%, 12/13/28 USD 139 122,770
HTA Group Ltd. 144A
7.00%, 12/18/25 USD 100 95,711
IHS Netherlands Holdco BV
144A
8.00%, 09/18/27 USD 100 91,522
438,115
Mexico : 4.0%
Alsea SAB de CV 144A
7.75%, 12/14/26 USD 100 100,719
Cemex SAB de CV 144A
3.88%, 07/11/31 USD 75 64,746
5.12% (US Treasury
Yield Curve Rate T 5
Year+4.53%), 12/31/99 (o) USD 50 46,393
5.20%, 09/17/30 USD 75 70,934
5.45%, 11/19/29 USD 50 48,552
9.12% (US Treasury
Yield Curve Rate T 5
Year+4.91%), 12/31/99 (o) USD 50 52,065
Grupo KUO SAB De CV 144A
5.75%, 07/07/27 USD 50 45,037
Nemak SAB de CV 144A
3.62%, 06/28/31 † USD 100 79,330
Petroleos Mexicanos
4.25%, 01/15/25 † USD 25 23,764
4.50%, 01/23/26 USD 25 22,388
5.35%, 02/12/28 USD 50 41,071
5.50%, 06/27/44 USD 25 14,924
5.62%, 01/23/46 USD 25 14,825
5.95%, 01/28/31 USD 100 74,335
6.35%, 02/12/48 USD 25 15,571
6.38%, 01/23/45 USD 25 15,832
6.49%, 01/23/27 USD 25 22,299

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Mexico (continued)
6.50%, 03/13/27 USD 125 $ 111,280
6.50%, 01/23/29 USD 25 20,809
6.50%, 06/02/41 USD 25 16,227
6.62%, 06/15/35 USD 75 53,514
6.62%, 06/15/38 USD 25 17,009
6.70%, 02/16/32 USD 225 173,572
6.75%, 09/21/47 USD 150 96,668
6.84%, 01/23/30 USD 75 60,196
6.88%, 10/16/25 USD 25 24,108
6.88%, 08/04/26 USD 75 69,910
6.95%, 01/28/60 USD 125 79,820
7.69%, 01/23/50 USD 250 174,203
8.75%, 06/02/29 USD 50 45,694
Petroleos Mexicanos 144A
10.00%, 02/07/33 USD 50 46,614
Petroleos Mexicanos Reg S
3.75%, 11/16/25 GBP 100 112,277
4.88%, 02/21/28 EUR 200 182,712
5.50%, 02/24/25 EUR 25 26,963
Total Play
Telecomunicaciones SA de
CV 144A
6.38%, 09/20/28 USD 50 28,728
7.50%, 11/12/25 † USD 50 34,225
2,127,314
Morocco : 0.2%
OCP SA 144A
6.88%, 04/25/44 USD 100 94,347
Underline
Netherlands : 4.2%
Citycon Treasury BV Reg S
1.25%, 09/08/26 EUR 100 91,295
Greenko Dutch BV 144A
3.85%, 03/29/26 USD 94 85,775
Koninklijke KPN NV Reg S
2.00% (EUR Swap Annual 5
Year+2.34%), 12/31/99 (o) EUR 100 104,796
Nobel Bidco BV Reg S
3.12%, 06/15/28 EUR 100 88,659
Petrobras Global Finance BV
5.50%, 06/10/51 USD 50 39,652
6.50%, 07/03/33 USD 100 98,368
PPF Telecom Group BV Reg S
3.25%, 09/29/27 EUR 100 104,245
Saipem Finance
International BV Reg S
2.62%, 01/07/25 EUR 100 107,074
Selecta Group BV Reg S
8.00%, 04/01/26 EUR 53 53,011
Telefonica Europe BV Reg S
2.38% (EUR Swap Annual 8
Year+2.62%), 12/31/99 (o) EUR 100 88,403
2.88% (EUR Swap Annual 6
Year+2.87%), 12/31/99 (o) EUR 100 94,746
6.13% (EUR Swap Annual 7
Year+3.35%), 12/31/99 (o) EUR 100 108,739
TenneT Holding BV Reg S
2.37% (EUR Swap Annual 5
Year+2.72%), 12/31/99 (o) EUR 100 104,609
Par
(000’s) Value
Netherlands (continued)
Teva Pharmaceutical Finance
Netherlands II BV
3.75%, 05/09/27 EUR 100 $ 100,191
4.38%, 05/09/30 EUR 100 94,762
Teva Pharmaceutical Finance
Netherlands III BV
4.75%, 05/09/27 USD 75 70,006
5.12%, 05/09/29 † USD 50 45,858
7.88%, 09/15/29 USD 50 52,112
8.12%, 09/15/31 USD 50 53,030
TMNL Holding BV Reg S
3.75%, 01/15/29 EUR 100 98,871
UPC Broadband Finco BV
144A
4.88%, 07/15/31 USD 100 84,074
VZ Vendor Financing II BV
Reg S
2.88%, 01/15/29 EUR 100 89,045
Wintershall Dea Finance 2
BV Reg S
3.00% (EUR Swap Annual 5
Year+3.32%), 12/31/99 (o) EUR 100 88,243
Ziggo Bond Co. BV 144A
5.12%, 02/28/30 USD 50 39,556
6.00%, 01/15/27 USD 50 46,560
Ziggo Bond Co. BV Reg S
3.38%, 02/28/30 EUR 125 106,302
Ziggo BV 144A
4.88%, 01/15/30 USD 100 84,768
2,222,750
Nigeria : 0.2%
SEPLAT Energy Plc 144A
7.75%, 04/01/26 USD 100 89,565
Underline
Norway : 0.4%
Adevinta ASA Reg S
2.62%, 11/15/25 EUR 100 106,274
Heimstaden Bostad AB Reg S
3.25% (EUR Swap Annual 5
Year+3.67%), 12/31/99 (o) EUR 125 81,639
187,913
Oman : 0.6%
Lamar Funding Ltd. Reg S
3.96%, 05/07/25 USD 225 216,167
OQ SAOC 144A
5.12%, 05/06/28 USD 100 96,036
312,203
Peru : 0.6%
Hudbay Minerals, Inc. 144A
6.12%, 04/01/29 USD 25 23,975
Minsur SA 144A
4.50%, 10/28/31 USD 50 43,537
Peru LNG Srl 144A
5.38%, 03/22/30 USD 100 80,835
Petroleos del Peru SA 144A
4.75%, 06/19/32 USD 75 57,389
5.62%, 06/19/47 USD 150 100,629
306,365

Par
(000’s) Value
Poland : 0.3%
Canpack SA / Canpack US
LLC 144A
3.88%, 11/15/29 USD 100 $ 80,456
Synthos SA Reg S
2.50%, 06/07/28 EUR 100 88,491
168,947
Portugal : 0.8%
Banco Comercial Portugues
SA Reg S
1.12% (Euribor 3 Month
ACT/360+1.55%), 02/12/27 EUR 100 97,948
1.75% (Euribor 3 Month
ACT/360+2.00%), 04/07/28 EUR 100 95,020
EDP - Energias de Portugal
SA Reg S
1.70% (EUR Swap Annual 5
Year+1.84%), 07/20/80 EUR 100 101,914
1.88% (EUR Swap Annual 5
Year+2.38%), 08/02/81 EUR 100 98,802
393,684
Romania : 0.2%
RCS & RDS SA Reg S
2.50%, 02/05/25 EUR 100 106,052
Underline
Singapore : 0.5%
Puma International
Financing SA 144A
5.00%, 01/24/26 USD 200 182,825
Star Energy Geothermal
Wayang Windu Ltd. 144A
6.75%, 04/24/33 USD 81 79,772
262,597
South Africa : 0.7%
Eskom Holdings SOC Ltd.
144A
7.12%, 02/11/25 USD 100 99,554
MTN Mauritius Investments
Ltd. 144A
6.50%, 10/13/26 USD 100 98,800
Sasol Financing USA LLC
6.50%, 09/27/28 USD 50 46,321
Transnet SOC Ltd. 144A
8.25%, 02/06/28 USD 100 99,817
344,492
Spain : 4.2%
Abanca Corp. Bancaria SA
Reg S
4.62% (EUR Swap Annual 5
Year+5.01%), 04/07/30 EUR 100 105,447
Abengoa Abenewco 2 SA
Reg S
1.50%, 10/26/24 (d) * USD 63 808
Abengoa SA
0.00%, 03/31/27 (s) ^ EUR 100 552
ACS Actividades de
Construccion y Servicios
SA Reg S
1.38%, 06/17/25 EUR 100 104,004
Par
(000’s) Value
Spain (continued)
Banco Bilbao Vizcaya
Argentaria Colombia SA
144A
4.88%, 04/21/25 USD 30 $ 28,929
Banco de Credito Social
Cooperativo SA Reg S
5.25% (EUR Swap Annual 5
Year+5.42%), 11/27/31 EUR 100 94,598
Banco de Sabadell SA Reg S
2.62% (EUR Swap Annual 1
Year+2.20%), 03/24/26 EUR 100 105,996
5.38% (EUR Swap Annual 1
Year+3.25%), 09/08/26 EUR 100 111,031
5.62%, 05/06/26 EUR 100 111,107
Cellnex Finance Co. SA Reg S
1.25%, 01/15/29 EUR 100 93,228
1.50%, 06/08/28 EUR 100 96,294
2.00%, 09/15/32 EUR 100 88,596
2.00%, 02/15/33 EUR 100 87,782
2.25%, 04/12/26 EUR 100 104,479
Cellnex Telecom SA Reg S
1.75%, 10/23/30 EUR 100 90,906
Grifols SA 144A
4.75%, 10/15/28 † USD 100 87,762
Grifols SA Reg S
1.62%, 02/15/25 EUR 150 159,833
Ibercaja Banco SA Reg S
2.75% (EUR Swap Annual 5
Year+2.88%), 07/23/30 EUR 100 100,941
Iccrea Banca SpA Reg S
4.12% (EUR Swap Annual 5
Year+4.34%), 11/28/29 EUR 100 105,983
Lorca Telecom Bondco SA
Reg S
4.00%, 09/18/27 † EUR 200 207,272
Telefonica Europe BV Reg S
3.88% (EUR Swap Annual 8
Year+2.97%), 12/31/99 (o) EUR 100 103,147
4.38% (EUR Swap Annual 6
Year+4.11%), 12/31/99 (o) EUR 100 108,381
Unicaja Banco SA Reg S
2.88% (EUR Swap Annual 5
Year+3.11%), 11/13/29 EUR 100 101,523
2,198,599
Sweden : 1.0%
Castellum AB Reg S
3.12% (EUR Swap Annual 5
Year+3.45%), 12/31/99 (o) EUR 100 80,428
Heimstaden AB Reg S
4.38%, 03/06/27 EUR 100 61,192
Intrum AB Reg S
3.00%, 09/15/27 EUR 100 77,660
Samhallsbyggnadsbolaget i
Norden AB Reg S
1.00%, 08/12/27 EUR 100 68,634
2.62% (EUR Swap Annual 5
Year+2.81%), 12/31/99 (o) EUR 100 21,916
Verisure Holding AB Reg S
3.25%, 02/15/27 EUR 100 100,062

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Sweden (continued)
Volvo Car AB Reg S
4.25%, 05/31/28 EUR 100 $ 107,744
517,636
Switzerland : 0.5%
Dufry One BV Reg S
2.50%, 10/15/24 EUR 125 135,062
Techem
Verwaltungsgesellschaft
675 mbH Reg S
2.00%, 07/15/25 EUR 100 106,386
241,448
Tanzania : 0.1%
AngloGold Ashanti Holdings
Plc
6.50%, 04/15/40 † USD 40 39,659
Underline
Trinidad and Tobago : 0.2%
Trinidad Generation
Unlimited 144A
5.25%, 11/04/27 USD 100 96,711
Underline
Turkey : 1.8%
Akbank TAS 144A
5.12%, 03/31/25 USD 50 48,173
6.80%, 02/06/26 † USD 50 48,874
Aydem Yenilenebilir Enerji
AS 144A
7.75%, 02/02/27 USD 100 88,530
KOC Holding AS 144A
6.50%, 03/11/25 USD 50 49,810
TC Ziraat Bankasi AS 144A
5.38%, 03/02/26 USD 100 92,281
Turkcell Iletisim Hizmetleri
AS 144A
5.80%, 04/11/28 USD 100 91,087
Turkiye Ihracat Kredi Bankasi
AS 144A
5.75%, 07/06/26 USD 100 93,017
Turkiye Sinai Kalkinma
Bankasi AS 144A
6.00%, 01/23/25 USD 50 48,161
Turkiye Sise ve Cam
Fabrikalari AS 144A
6.95%, 03/14/26 USD 100 98,176
Turkiye Vakiflar Bankasi TAO
144A
6.50%, 01/08/26 USD 100 95,178
Ulker Biskuvi Sanayi AS 144A
6.95%, 10/30/25 USD 100 94,600
Yapi ve Kredi Bankasi AS
144A
7.88% (US Treasury
Yield Curve Rate T 5
Year+7.42%), 01/22/31 USD 100 96,007
943,894
Ukraine : 0.2%
Kernel Holding SA 144A
6.75%, 10/27/27 USD 50 29,835
Metinvest BV 144A
7.75%, 10/17/29 USD 100 60,500
Par
(000’s) Value
Ukraine (continued)
NAK Naftogaz Ukraine via
Kondor Finance Plc Reg S
7.12%, 07/19/26 EUR 100 $ 40,572
130,907
United Arab Emirates : 0.7%
DP World Salaam Reg S
6.00% (US Treasury
Yield Curve Rate T 5
Year+5.75%), 12/31/99 (o) USD 200 199,410
GEMS Menasa Cayman Ltd. /
GEMS Education Delaware
LLC 144A
7.12%, 07/31/26 USD 100 97,004
Shelf Drilling Holdings Ltd.
144A
8.25%, 02/15/25 † USD 100 95,614
392,028
United Kingdom : 11.3%
Aston Martin Capital
Holdings Ltd. 144A
10.50%, 11/30/25 † USD 50 50,608
Avianca Midco 2 Plc 144A
9.00%, 12/01/28 † USD 75 65,282
BCP V Modular Services
Finance II Plc Reg S
4.75%, 11/30/28 EUR 100 94,020
Bellis Acquisition Co. Plc
Reg S
3.25%, 02/16/26 GBP 200 221,724
British American Tobacco Plc
Reg S
3.75% (EUR Swap Annual 5
Year+3.95%), 12/31/99 (o) EUR 100 86,057
British Telecommunications
Plc Reg S
1.87% (EUR Swap Annual 5
Year+2.13%), 08/18/80 EUR 100 100,402
Canary Wharf Group
Investment Holdings Plc
Reg S
2.62%, 04/23/25 GBP 100 106,279
Connect Finco Sarl / Connect
US Finco LLC 144A
6.75%, 10/01/26 USD 100 95,962
Constellation Automotive
Financing Plc Reg S
4.88%, 07/15/27 GBP 100 103,713
Deuce Finco Plc Reg S
5.50%, 06/15/27 GBP 100 110,943
Drax Finco Plc 144A
6.62%, 11/01/25 † USD 100 98,428
Garfunkelux Holdco 3 SA
Reg S
6.75%, 11/01/25 EUR 100 80,899
Heathrow Finance Plc Reg S
3.88%, 03/01/27 (s) GBP 100 110,730
Iceland Bondco Plc Reg S
4.62%, 03/15/25 GBP 100 127,997
IHS Holding Ltd. 144A

Par
(000’s) Value
United Kingdom (continued)
5.62%, 11/29/26 USD 50 $ 43,839
INEOS Finance Plc 144A
6.75%, 05/15/28 † USD 100 95,500
INEOS Finance Plc Reg S
2.88%, 05/01/26 EUR 100 101,744
INEOS Quattro Finance 2 Plc
Reg S
2.50%, 01/15/26 EUR 100 98,260
INEOS Styrolution Group
GmbH Reg S
2.25%, 01/16/27 EUR 100 93,726
International Consolidated
Airlines Group SA Reg S
1.50%, 07/04/27 EUR 100 96,383
Ithaca Energy North Sea Plc
144A
9.00%, 07/15/26 USD 100 95,205
Jaguar Land Rover
Automotive Plc 144A
5.88%, 01/15/28 † USD 100 93,555
Jaguar Land Rover
Automotive Plc Reg S
4.50%, 07/15/28 EUR 100 102,496
Jerrold Finco Plc Reg S
4.88%, 01/15/26 GBP 100 113,138
Kane Bidco Ltd. Reg S
6.50%, 02/15/27 GBP 100 118,613
Market Bidco Finco Plc Reg S
5.50%, 11/04/27 GBP 100 101,375
Marks & Spencer Plc Reg S
4.50%, 07/10/27 GBP 100 116,400
Motion Bondco DAC 144A
6.62%, 11/15/27 † USD 100 92,527
Neptune Energy Bondco Plc
144A
6.62%, 05/15/25 USD 100 99,358
Nexi SpA Reg S
1.75%, 10/31/24 EUR 100 107,126
NGG Finance Plc Reg S
5.62% (GBP Swap 12
Year+3.48%), 06/18/73 GBP 100 123,128
Nomad Foods Bondco Plc
Reg S
2.50%, 06/24/28 EUR 100 97,849
Paysafe Finance Plc / Paysafe
Holdings US Corp. 144A
4.00%, 06/15/29 USD 100 81,485
Pinewood Finance Co. Ltd.
Reg S
3.25%, 09/30/25 GBP 100 119,013
Pinnacle Bidco Plc Reg S
5.50%, 02/15/25 EUR 100 108,840
Rolls-Royce Plc Reg S
1.62%, 05/09/28 EUR 200 191,535
4.62%, 02/16/26 EUR 100 110,253
Sherwood Financing Plc
Reg S
4.50%, 11/15/26 EUR 100 95,807
Par
(000’s) Value
United Kingdom (continued)
Standard Chartered Plc 144A
7.01% (ICE LIBOR
USD 3 Month+1.46%),
07/30/37 (o) USD 100 $ 96,134
Stonegate Pub Co. Financing
2019 Plc Reg S
8.00%, 07/13/25 GBP 100 119,157
Summer BidCo BV Reg S
9.00%, 11/15/25 EUR 121 122,546
TalkTalk Telecom Group Ltd.
Reg S
3.88%, 02/20/25 GBP 100 109,430
Titan Global Finance Plc
Reg S
2.75%, 07/09/27 EUR 100 107,304
Tullow Oil Plc 144A
10.25%, 05/15/26 USD 94 76,535
UPC Holding BV 144A
5.50%, 01/15/28 USD 100 89,093
Vedanta Resources Finance
II Plc 144A
8.95%, 03/11/25 † USD 100 65,042
Victoria Plc Reg S
3.62%, 08/24/26 EUR 100 91,699
Virgin Media Finance Plc
144A
5.00%, 07/15/30 USD 50 41,073
Virgin Media Secured
Finance Plc Reg S
4.25%, 01/15/30 GBP 100 104,254
5.00%, 04/15/27 GBP 100 117,889
Vmed O2 UK Financing I Plc
144A
4.25%, 01/31/31 USD 100 82,897
Vmed O2 UK Financing I Plc
Reg S
3.25%, 01/31/31 EUR 100 93,176
4.00%, 01/31/29 GBP 100 105,308
Vodafone Group Plc
4.12% (US Treasury
Yield Curve Rate T 5
Year+2.77%), 06/04/81 USD 150 119,410
5.12% (US Treasury
Yield Curve Rate T 5
Year+3.07%), 06/04/81 USD 50 36,405
7.00% (USD Swap Semi
30/360 5 Year+4.87%),
04/04/79 USD 125 128,585
Vodafone Group Plc Reg S
2.62% (EUR Swap Annual 5
Year+3.00%), 08/27/80 EUR 100 100,895
6.25% (USD Swap Semi
30/360 5 Year+3.05%),
10/03/78 USD 200 198,142
5,955,173
United States : 3.1%
Azul Secured Finance LLP
144A
11.50%, 05/28/29 USD 50 45,118

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
Garda World Security Corp.
144A
4.62%, 02/15/27 USD 50 $ 46,235
Kronos Acquisition Holdings,
Inc. / KIK Custom Products
Inc 144A
7.00%, 12/31/27 † USD 75 66,102
LCPR Senior Secured
Financing DAC 144A
6.75%, 10/15/27 USD 180 168,532
MGM China Holdings Ltd.
144A
5.88%, 05/15/26 USD 100 97,140
Mong Duong Finance
Holdings BV 144A
5.12%, 05/07/29 USD 100 90,497
Open Text Holdings, Inc.
144A
4.12%, 02/15/30 USD 50 42,907
Playtika Holding Corp. 144A
4.25%, 03/15/29 † USD 50 44,172
Q-Park Holding I BV Reg S
2.00%, 03/01/27 EUR 100 97,671
Ritchie Bros Holdings, Inc.
144A
7.75%, 03/15/31 USD 75 78,259
Sasol Financing USA LLC
4.38%, 09/18/26 USD 50 45,253
5.50%, 03/18/31 USD 50 41,251
SCIL IV LLC / SCIL USA
Holdings LLC Reg S
4.38%, 11/01/26 EUR 100 102,384
Sigma Holdco BV Reg S
5.75%, 05/15/26 EUR 100 97,614
Stillwater Mining Co. 144A
4.00%, 11/16/26 USD 100 90,333
Telesat Canada / Telesat LLC
144A
6.50%, 10/15/27 USD 50 20,250
Verisure Holding AB Reg S
3.88%, 07/15/26 EUR 150 156,484
Wynn Macau Ltd. 144A
5.12%, 12/15/29 † USD 75 63,715
5.50%, 01/15/26 USD 100 94,235
5.50%, 10/01/27 † USD 50 45,233
ZF North America Capital,
Inc. 144A
6.88%, 04/14/28 USD 50 50,827
7.12%, 04/14/30 USD 50 51,549
1,635,761
Uzbekistan : 0.1%
Uzbekneftegaz JSC 144A
4.75%, 11/16/28 USD 50 41,891
Underline
Zambia : 0.4%
First Quantum Minerals Ltd.
144A
6.88%, 03/01/26 † USD 100 98,743
Par
(000’s) Value
Zambia (continued)
6.88%, 10/15/27 USD 100 $ 98,451
197,194
Total Corporate Bonds
(Cost: $58,279,048) 51,472,692
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
5.2%
Money Market Fund: 5.2%
(Cost: $2,753,660)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 2,753,660 2,753,660
Total Investments: 103.2%
(Cost: $61,032,708) 54,226,352
Liabilities in excess of other assets: (3.2)% (1,674,410)
NET ASSETS: 100.0% $ 52,551,942

FootnoteRuleAboveBlank
Footnotes:
Definitions:
CAD Canadian Dollar
EUR Euro
GBP British Pound
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
USD United States Dollar
(s) The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
† Security fully or partially on loan. Total market value of securities on loan is $2,809,995.
(o) Perpetual Maturity — the date shown is the next call date
∞ Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
* Non-income producing
(d) Security in default
^ Zero Coupon Bond
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $19,574,579, or 37.2% of net assets.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Financials 29.9% $ 15,402,825
Technology 14.9 7,662,046
Industrials 13.5 6,931,851
Energy 11.9 6,099,757
Consumer Cyclicals 7.2 3,709,851
Utilities 6.9 3,572,321
Basic Materials 6.5 3,340,653
Healthcare 3.9 2,018,149
Consumer Non-Cyclicals 3.0 1,558,846
Real Estate 1.7 896,276
Institutions, Associations & Organizations 0.6 280,117
100.0% $ 51,472,692